Loans and borrowings	12 Months Ended
Dec. 31, 2017
Disclosure of loans and borrowings [Abstract]
Disclosure of borrowings [text block]
20.	Loans and borrowings

Exhibit 2 details the main conditions of the most significant loans of the Business Group.

20.1	Composition of loans and borrowings

The balances of the loans and financing, which are recorded at amortized cost, as of December 31, 2017 and 2016 are:

	Weighted average
	effective interest rate as
	of December 31		2017	2016
	2017	2016
Local currency
Bonds	8.9%	8.6%	1,692,471	2,008,203
Syndicated loan	8.7%	9.5%	3,307,950	3,828,329
Other (1)	7.7%	9.1%	978,795	905,266
			5,979,216	6,741,798

Foreign currency
Bonds	6.1%	6.1%	29,166,594	29,310,165
Commercial loans – Refinería de Cartagena	4.3%	4.1%	7,401,781	7,988,678
Commercial loans	4.3%	2.9%	528,815	7,945,693
Other (1)			471,429	235,693
			37,568,619	45,480,229
			43,547,835	52,222,027
Current (2)			5,144,504	4,126,203
Non-current			38,403,331	48,095,824
			43,547,835	52,222,027

(1)	Includes financial leasing and debt in connection with build, operate, maintenance and transfer (BOMT) contracts.

(2)
The increase in the current portion is mainly due to the expiration of: i) the first tranche of local bonds issued by Ecopetrol S.A. in 2013, and ii) the 5-year series of international bonds issued in 2013 by Ecopetrol S.A.. These bonds mature in August and September 2018, respectively.

20.2	Main movements of loans and borrowings

Bonds - foreign currency

▪
On June 8, 2016, Ecopetrol reopened its bonds due in September 2023 for US$ 500 million, with payment of principal at maturity and interest payable semiannually at a coupon fixed rate of 5.875%. The current total amount of the bond in force is US$ 1,800 million.

Foreign currency commercial loans

▪
On June 30, 2017, Ecopetrol prepaid all of its international syndicated loan, whose nominal value was US$ 1,925 million and original maturity in February 2020. This loan was a hedging instrument for future oil exports.

▪
On December 15, 2017, Ecopetrol prepaid the loan entered into in January 2016 with The Bank of Tokyo-Mitsubushi UFJ, Ltd. (BTMU), for a nominal value of US$ 175 million, which had an original term of 5 years, amortizable with 2.5 years of grace on principal repayments and interest payable semiannually at the Libor 6M rate (6 months) + 145 basis points.

▪
On December 15, 2017, Ecopetrol prepaid the loan acquired in May 2016 with Export Development Canada (EDC), for a nominal value of US$ 300 million, which had an original term of 5 years, with principal payable at maturity and interest payable semiannually at the Libor 6M rate (6 months) + 140 basis points.

Local currency commercial loans

▪
On February 23, 2016, Ecopetrol entered into a bilateral commercial credit agreement with Bancolombia SA for COP$990,000, which was prepaid in October 2016. This loan had a term of 8 years, amortizable with 2 years of grace on principal repayments, with interest payable semiannually at a DTF TA + 560 basis points.

▪
On August 14, 2017, Ecopetrol entered into an agreement for a committed credit line with Bancolombia S.A. for COP$990,000 as a contingent financing mechanism, has available for 2 years, with the following conditions: 10-year term from the date of the first disbursement, 2 years of grace on principal repayments, interest rate of IBR, at six months + 300 basis points and a commission of availability of 7.2 basis points per year on the amount not disbursed during the availability period. Under this facility, Bancolombia SA undertakes to disburse the resources when required by Ecopetrol as per the terms and conditions previously agreed between the parties. As of December 31, 2017, the use of resources from this credit line has not been required.

20.3	Maturity of loans and borrowings

The following are the maturities of loans and borrowing as of December 31, 2017:

	Up to 1 year (1)	1-5 years	5-10 years	> 10 years	Total
Local Currency
Bonds	253,172	742,512	322,956	373,831	1,692,471
Syndicated loan	739,348	2,009,420	559,182	-	3,307,950
Other	98,729	415,599	308,121	156,346	978,795
	1,091,249	3,167,531	1,190,259	530,177	5,979,216
Foreign currency
Bonds	2,651,174	9,948,238	12,018,813	4,548,369	29,166,594
Commercial loans – Refinería de Cartagena	958,918	3,635,848	2,807,015	-	7,401,781
Commercial loans	153,873	315,849	59,093	-	528,815
Other	289,290	119,014	63,125	-	471,429
	4,053,255	14,018,949	14,948,046	4,548,369	37,568,619
	5,144,504	17,186,480	16,138,305	5,078,546	43,547,835

(1)	Includes short-term credit and the current portion of long-term debt, as applicable.

The following are the maturities of loans and borrowing as of December 31, 2016:

	Up to 1 year (1)	1 - 5 years	5-10 years	> 10 years	Total
Local currency
Bonds	312,207	955,204	357,015	383,777	2,008,203
Commercial loans	793,743	2,375,023	659,563	-	3,828,329
Others	58,952	333,372	339,009	173,933	905,266
Total local currency	1,164,902	3,663,599	1,355,587	557,710	6,741,798

Foreign currency
Bonds	1,648,707	10,956,507	12,133,576	4,571,375	29,310,165
Commercial loan Refinería de Cartagena	875,734	3,549,216	3,472,379	91,349	7,988,678
Other commercial loans	371,804	7,450,587	123,302	-	7,945,693
Other	65,056	114,226	56,411	-	235,693
Total foreign currency	2,961,301	22,070,536	15,785,668	4,662,724	45,480,229
	4,126,203	25,734,135	17,141,255	5,220,434	52,222,027

(1)	Includes short-term credit and the current portion of long-term debt, as applicable.

20.4	Breakdown by type of interest rate and currency

The following is the breakdown of loans and borrowing by type of interest rate as of December 31, 2017 and 2016:

	2017	2016
Local currency
Fixed rate	143,156	299,472
Floating rate	5,836,060	6,442,326
	5,979,216	6,741,798
Foreign currency
Fixed rate	35,062,742	35,719,486
Floating rate	2,505,877	9,760,743
	37,568,619	45,480,229
	43,547,835	52,222,027

The floating rate loans in local currency are indexed mainly to the CPI (Consumer Price Index) and the DTF (Fixed Term Deposits); and those in foreign currency loans at LIBOR plus a spread.

20.5	Loans designated as hedging instrument

As of December 31, 2017, the Group designated US$8,532 million (2016 - US$10,512 million) of foreign currency debt as a hedging instrument of which, US$5,200 million is used to hedge the net investment in foreign operations with the US dollar as their functional currency and US$3,332 million is used to hedge the cash flows of future crude oil exports. See Note 30 - Risk management, for further information.

20.6	Guarantees and covenants

Financing obtained directly by Ecopetrol S.A. in capital markets has no guarantees granted or financial covenant restrictions, due to the support of the Colombian Government through the Ministry of Finance and Public Credit.

Until December 13, 2017, when Ecopetrol voluntarily assumed the international loan held by Reficar, in its capacity as sponsor, the following restrictions applied to Reficar: maintain a minimum debt service coverage ratio of 1.35:1; obligation to maintain a commercial trust and a depositary agreement for receiving resources of the new refinery to fulfill specific purposes such as operating expenses, interest and others.

The following is a summary of certain restrictions contained in certain loan instruments of Ecopetrol’s subsidiaries:

-
The loan entered into by Oleoducto de los Llanos is guaranteed with the economic rights of the ship-or-pay transportation agreements with Meta Petroleum Corp and also includes certain restrictions regarding capital contributions and asset disposal.

-	The syndicated loan entered into by Oleoducto Bicentenario requires that this subsidiary maintain an established relationship of leverage and solvency and cash flow / service to the debt.

-
The loan entered into by Bioenergy with Bancolombia is guaranteed with the La Esperanza 1 and 2 fields in the amount of COP$6,343 and there are certain restrictions on the variation of direct or indirect ownership by Ecopetrol S.A. in this subsidiary.

Ecopetrol and its subsidiaries were in compliance with these restrictions as of December 31, 2017 and 2016.

20.7	Fair value of loans

The fair value of loans and borrowings is COP$45,781,317 and COP$52,109,438 as of December 31, 2017 and 2016, respectively.

For fair value measurement, local currency bonds were valued using Infovalmer reference prices, while bonds in U.S. dollars, were valued using Bloomberg. With regard to the other financial obligations for which there is no market benchmark, a discount to present value technique was used. These rates incorporate market risk through some benchmarks (Libor, DTF) and the Group’s credit risk (spread).

20.8	Movement of net financial debt

The following is the movement of net financial debt as of December 31, 2017, 2016 and 2015:

	Cash and	Other financial	Loans and	Net financial
	equivalents	assets (1)	borrowings	debt
Balance as of December 31, 2015	6,550,450	1,585,379	(53,223,338)	(45,087,509)
Cash flow	2,086,350	5,446,507	1,050,723	8,583,580
Exchange difference:
Recognized in profit or loss	(226,333)	(12,837)	1,252,420	1,013,250
Recognized in other comprehensive income	-	-	612,983	612,983
Financial cost registered to projects	-	-	(357,107)	(357,107)
Financial income (expense) recognized in profit or loss	-	59,593	(2,765,024)	(2,705,431)
Foreign currency translation	-	(6,462)	593,384	586,922
Other movements not generating cash flow (2)	-	(385,285)	613,932	228,647
Balance as of December 31, 2016	8,410,467	6,686,895	(52,222,027)	(37,124,665)
Cash flow	(174,272)	(564,755)	11,259,492	10,520,465
Exchange difference:
Recognized in profit or loss	(290,310)	208,394	147,993	66,077
Recognized in other comprehensive income	-	-	70,958	70,958
Financial cost registered to projects	-	-	(203,964)	(203,964)
Financial income (expense) recognized in profit or loss	-	104,706	(2,385,994)	(2,281,288)
Foreign currency translation	-	39,628	(76,171)	(36,543)
Other movements that do not generate cash flow	-	58,857	(138,122)	(79,265)
Balance as of December 31, 2017	7,945,885	6,533,725	(43,547,835)	(29,068,225)

(1)	The balance of other financial assets as of December 31, 2015 includes the value of the securities related to Santiago de las Atalayas for COP$699,832, which at that date were restricted.
(2)	Corresponds to operations with remittances financed in dollars with domestic banks for the payment of imports.